Share-based payment arrangements - Schedule of Assumptions Used to Measure Fair Value of Options Granted - Narrative (Details) - $ / shares	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of restricted share units (in CAD per share)		$ 22.21
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of restricted share units (in CAD per share)	$ 18.85
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of restricted share units (in CAD per share)	$ 18.32	$ 21.37